Transactions with Related Parties, Fourth Jelco Loan (Details) $ in Thousands		9 Months Ended	12 Months Ended
	Mar. 27, 2019 USD ($)	Sep. 30, 2020	Dec. 31, 2019 USD ($) Installment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2019 USD ($)	Mar. 26, 2019 USD ($)	Dec. 31, 2016 USD ($)
Loan Agreement [Abstract]
Proceeds from related party debt			$ 5,000	$ 2,000	$ 16,200
Cash and cash equivalents, including restricted cash			14,554	7,444	$ 11,039			$ 15,908
Balance outstanding			185,509	$ 198,607
Maximum [Member]
Loan Agreement [Abstract]
Cash and cash equivalents, including restricted cash			$ 7,500
Jelco [Member] | Fourth Jelco Loan [Member]
Loan Agreement [Abstract]
Face amount							$ 7,000
Proceeds from related party debt	$ 7,000
Maturity date			Sep. 27, 2020
Number of payment installments | Installment			1
Balloon payment			$ 6,000
Unpaid and accrued interest payable						$ 6
Interest rate			0.00%
Balance outstanding			$ 7,000
Jelco [Member] | Fourth Jelco Loan [Member] | Plan [Member]
Loan Agreement [Abstract]
Interest rate		6.00%
Jelco [Member] | Fourth Jelco Loan [Member] | Minimum [Member]
Loan Agreement [Abstract]
Percentage of net proceeds from public offerings used to prepay loan			25.00%